Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Trading Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Trading revenue [abstract]
Interest rates	$ 1,017	$ 1,199	$ 700
Foreign exchange	416	474	401
Equities	567	(32)	269
Commodities	147	271	145
Other	2	34	6
Total trading-related revenue	2,149	1,946	1,521
Reported as:
Net interest income	1,853	1,931	1,223
Non-interest revenue – trading revenues	296	15	298
Total trading-related revenue	$ 2,149	$ 1,946	$ 1,521